Shareholder Report, Line Graph (Details) 194003_Kensington Managed Income Fund_Class A_TSR Annual {Class A} - USD ($)								12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 28, 2019	Dec. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name								Class A (with sales charge)
Accumulated Value	$ 10,815	$ 10,387	$ 10,019	$ 10,694	$ 10,582	$ 9,810	$ 9,524	$ 11,358
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Aggregate Bond Index
Accumulated Value	10,271	10,145	9,613	11,051	11,224	10,440	10,000	$ 11,021
ICE BofA US High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA US High Yield Total Return Index
Accumulated Value	$ 12,893	$ 11,916	$ 10,502	$ 11,829	$ 11,227	$ 10,575	$ 10,000	$ 13,989